Related Party Balances and Transactions (Tables)	12 Months Ended
Jun. 30, 2026
Related Party Balances and Transactions [Abstract]
Schedule of Related Party Operating and Financing Transactions

Related party balances as of June 30, 2026 and 2025 were as follows (US$):

	2026	2025
	$	$
Amounts due to YC - current	742,425	-
Amounts due to YC - non-current	1,098,988	-
Total amounts due to YC, net	1,841,413	-

The following table presents related party operating and financing transactions for the years ended June 30, 2026, 2025 and 2024:

				2026	2025	2024
Related party	Relationship	Nature	Description	US$	US$	US$
Yee Woo Paper Packaging (China) Company Limited (hereafter “YWPPC”)	Common control by the shareholders	Trade nature	Rental expenses incurred by the Company	-	-	(659,678)
Kunshan Chuangke Printing Products Co., Ltd	Common control by the shareholders	Trade nature	Equipment and vehicle purchases by the Company	-	(53,805)	-
Kunshan Chuangke High Level Paper Products Co., Ltd	Common control by the shareholders	Trade nature	Equipment purchases by the Company	-	(845)	-
YC	Common ultimate beneficial ownership	Financing	Interest expense on YC loans entered into in April 2026	(32,121)	-	-
YC	Common ultimate beneficial ownership	Loan	The related-party transaction amount for the period is presented net of the discount	1,841,413	-	-

Schedule of Borrowing Transactions and Terms

In April 2026, Millennium Holdings International Limited entered into two unsecured loan agreements with YC on the following terms:

Initial contractual principal	Contractual interest rate	Contractual maturity
HKD11,700,000	2.83%	April 8, 2034
US$600,000	Nil	March 31, 2027

Schedule of Contractual Principal Amounts of YC Loans were Repayable

As of June 30, 2026, the contractual principal amounts of the YC loans were repayable in the fiscal years ending June 30 as follows:

Fiscal year ending June 30,	US$
2027	797,127
2028	174,218
2029	179,212
2030	184,350
2031	189,636
Thereafter	567,347
Total contractual principal	2,091,890